Subsequent Events	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as stated herein.

On April 19, 2018, ADM Endeavors, Inc. (“ADM”) entered into an Agreement for Share Exchange (the “Agreement for Share Exchange”) to acquire Just Right Products, Inc. (“JRP”), a Texas corporation. Pursuant to the Agreement for Share Exchange, the ADM acquired 100% of the capital stock of JRP from its sole shareholder in exchange for the issuance of 2,000,000 shares of restricted Series A preferred stock (the “Acquisition Shares”). Each share of the Series A preferred stock is convertible into ten (10) shares of common stock and each share has one hundred (100) votes on a fully diluted basis. The Acquisition Shares represents 60.8% of voting shares, thus there is a change of voting control and the transaction will be accounted for as a reverse acquisition.